Interests in Structured Entities - Schedule of Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 3,229	$ 3,442
AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2,346	2,465
AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	11	32
A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	641	661
BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	227	208
BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	4	$ 76
CMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,385
CMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,332
CMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	53
RMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	9
RMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	6
RMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	3
Asset backed securities [member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,835
Asset backed securities [member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,008
Asset backed securities [member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	11
Asset backed securities [member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	585
Asset backed securities [member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	227
Asset backed securities [member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 4